Feb. 28, 2015
I | Fidelity Global Bond Fund
Supplement to the
Fidelity Advisor® Global Bond Fund
Institutional Class
February 28, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.